Financial and capital risk management (Tables)	12 Months Ended
Dec. 31, 2020
Ifrs Statement [Line Items]
Schedule for risks, origination and management

Risks	Origin of the exhibition	Management
Market Risk-Exchange Rate	Contracts for the sale of ore and financial instruments that are not denominated in US$	Swap and forward operations
Market risk-Interest rate	Loans and financing indexed to LIBOR	Swap operations
Market risk-Product and input prices	Volatility of commodity and input prices	Option contracts
Credit Risk	Receivables, derivative transactions, guarantees, advances to suppliers and financial investments	Portfolio diversification and policies for monitoring counterparty solvency and liquidity indicators
Liquidity risk	Contractual or assumed obligations	Availability of revolving credit lines

Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional				Fair value		(Outflows)	Value at Risk	by year
Flow	December 31, 2020	December 31, 2019	Bought / Sold	Average strike (US$/bbl)	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2020	2021 +

Brent crude oil (bbl)
Call options	13,746,945	7,048,500	B	55	92	11	—	11	92
Put options	13,746,945	7,048,500	S	28	(12)	(3)	(68)	1	(12)

Gasoil (bbl)
Call options	—	7,710,750	C	—	—	7	—	—	—
Put options	—	7,710,750	V	—	—	(3)	(137)	—	—

Forward Freight Agreement (days)
Freight forwards (days)	1,625	1,050	C	11,893	4	—	(2)	1	4

Schedule of derivatives effects on statement of financial position

	Assets
	December 31, 2020		December 31, 2019
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	—	—	13	—
IPCA swap	7	38	82	117
Eurobonds swap	—	3	—	—
Pre-dollar swap	—	9	21	8
Forward transactions	—	—	1	—
	7	50	117	125

Commodities price risk
Base metals products	30	—	151	9
Gasoil, Brent and freight	97	—	20	—
	127	—	171	9
Others	—	16	—	50
	—	16	—	50
Total	134	66	288	184

	Liabilities
	December 31, 2020		December 31, 2019
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	111	525	48	80
IPCA swap	72	100	13	37
Eurobonds swap	4	—	6	29
Pre-dollar swap	62	58	8	37
Libor swap	1	6	—	—
Forward transactions	1	—	—	—
	251	689	75	183
Commodities price risk
Base metals products	46	—	4	4
Gasoil, Brent and freight	13	—	8	—
	59	—	12	4
Others	18	—	7	120
	18	—	7	120
Total	328	689	94	307

	December 31, 2020	December 31, 2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(636)	(115)
IPCA swap	(127)	149
Eurobonds swap	(1)	(35)
Pre-dollar swap	(111)	(16)
Libor swap	(7)	—
Forward transactions	(1)	1
	(883)	(16)
Commodities price risk
Base metals products	(16)	152
Gasoil, Brent and freight	84	12
	68	164

Others	(2)	(77)
	(2)	(77)
Total	(817)	71

Schedule of effects of derivatives on income statement and cash flow

	Gain (loss) recognized in the income statement
	Year ended December 31,
	2020	2019	2018
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(746)	(39)	(206)
IPCA swap	(262)	118	(23)
Eurobonds swap	28	(39)	(27)
Pre-dollar swap	(160)	2	(23)
Libor swap	(7)	—	—
	(1,147)	42	(279)
Commodities price risk
Base metals products	10	58	(25)
Gasoil, Brent and freight	(134)	42	6
	(124)	100	(19)

Others	61	102	32
	61	102	32
Total	(1,210)	244	(266)

	Financial settlement inflows (outflows)
	Year ended December 31,
	2020	2019	2018
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(141)	(381)	(135)
IPCA swap	—	(28)	7
Eurobonds swap	(6)	(5)	(3)
Pre-dollar swap	(49)	8	10
	(196)	(406)	(121)
Commodities price risk
Base metals products	8	48	8
Gasoil, Brent and freight	(206)	2	49
	(198)	50	57
	68	21	(3)
Others

Derivatives designated as cash flow hedge accounting
Nickel	292	11	—
	292	11	—
Total	(34)	(324)	(67)

Schedule of effects of derivatives on other comprehensive income

	Gain(loss) recognized in the other comprehensive income
	Year ended December 31,
	2020	2019	2018
Net investments hedge	(2,786)	(392)	(543)
Cash flow hedge (Nickel and Palladium)	(104)	150	—

Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(473)	(1,048)	(1,623)
	US$ interest rate inside Brazil decrease	(473)	(494)	(517)
	Brazilian interest rate increase	(473)	(496)	(522)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(163)	(285)	(408)
	US$ interest rate inside Brazil decrease	(163)	(165)	(168)
	Brazilian interest rate increase	(163)	(173)	(182)
	TJLP interest rate decrease	(163)	(172)	(181)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(111)	(264)	(418)
	US$ interest rate inside Brazil decrease	(111)	(113)	(115)
	Brazilian interest rate increase	(111)	(120)	(129)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(173)	(343)	(512)
	US$ interest rate inside Brazil decrease	(173)	(178)	(183)
	Brazilian interest rate increase	(173)	(189)	(204)
	IPCA index decrease	(173)	(184)	(195)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	45	43	41
	IPCA index decrease	45	43	40
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(43)	(40)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(1)	(173)	(346)
	Euribor increase	(1)	(2)	(3)
	US$ Libor decrease	(1)	(2)	(2)
Protected item: EUR denominated debt	EUR depreciation	n.a.	173	346

US$ floating rate vs. US$ fixed rate swap	US$ Libor decrease	(7)	(10)	(13)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	10	13

NDF BRL/USD	R$ depreciation	(1)	(39)	(77)
	US$ interest rate inside Brazil decrease	(1)	(2)	(3)
	Brazilian interest rate increase	(1)	(7)	(13)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

Fuel oil protection
Options	Price input decrease	80	25	(28)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	(25)	28

Forward Freight Agreement
Forwards	Freight price decrease	4	(2)	(7)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	2	7

Nickel sales fixed price protection
Forwards	Nickel price decrease	(19)	(19)	(19)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	19	19

Palladium Revenue Hedging Program
Options	Palladium price increase	(1)	(5)	(9)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	5	9

Option-SPCs	SPCs stock value decrease	18	10	2

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives-Raw material purchase (nickel)	Nickel price increase	2	(5)	(13)
Embedded derivatives-Raw material purchase (copper)	Copper price increase	—	(1)	(3)
Embedded derivatives-Gas purchase	Pellet price increase	—	—	(1)
Embedded derivatives-Guaranteed minimum return	Stock value decrease	(19)	(84)	(270)

Schedule of carrying amount of the financial assets that represent the exposure to credit risk

	December 31, 2020	December 31, 2019
Cash and cash equivalents	13,487	7,350
Short-term investments	771	826
Restricted cash	38	151
Judicial deposits (note 26)	1,268	3,133
Derivative financial instruments (note 19)	200	472
Investments in equity securities	757	726
Related parties-Loans (note 29)	1,118	1,919
Total	17,639	14,577

Summary of ratings published by Moody's regarding the main financial institutions

	December 31, 2020		December 31, 2019
	Cash and cash		Cash and cash
	equivalents		equivalents
	and		and
	investment	Derivatives	investment	Derivatives
Aa1	2,210	36	31	—
Aa2	363	15	1	11
Aa3	1,681	41	202	46
A1	2,812	21	1,468	—
A2	4	20	2,740	138
A3	5	36	109	105
Baa1	4	—	5	—
Baa2	1	—	47	—
Baa3	—	—	1	117
Ba1	2,986	—	—	—
Ba2	4,189	6	835	—
Ba3	—	—	2,735	—
Others	3	25	2	55
	14,258	200	8,176	472

Eurobonds with derivative offset
Ifrs Statement [Line Items]
Schedule of protection program

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2020		2019		Index	rate	2020	2019	2020	2020	2021	2022	2023+
CDI vs. US$ fixed rate swap							(473)	(38)	(129)	42	(60)	(96)	(317)
Receivable	R$	9,445	R$	2,115	CDI	100.09%
Payable	US$	2.213	US$	558	Fix	2.09%
TJLP vs. US$ fixed rate swap							(163)	(77)	(44)	9	(50)	(42)	(71)
Receivable	R$	1,651	R$	2,111	TJLP +	1.14%
Payable	US$	460	US$	601	Fix	3.05%
R$ fixed rate vs. US$ fixed rate swap							(111)	(18)	(48)	11	(63)	(51)	3
Receivable	R$	2,512	R$	2,173	Fix	5.43%
Payable	US$	621	US$	604	Fix	0.31%
IPCA vs. US$ fixed rate swap							(173)	46	(12)	13	(73)	(8)	(92)
Receivable	R$	2,363	R$	2,826	IPCA +	5.10%
Payable	US$	622	US$	759	Fix	4.02%
IPCA vs. CDI swap							45	104	44	1	7	38	—
Receivable	R$	694	R$	1,634	IPCA +	6.63%
Payable	R$	550	R$	1,350	CDI	98.76%
EUR fixed rate vs. US$ fixed rate swap							(1)	(35)	(6)	5	(4)	(3)	6
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%
Forward	R$	916	R$	121	B	5.96	(1)	—	—	3	(1)	—	—

Libor floating interest rate US$ denominated debt
Ifrs Statement [Line Items]
Schedule of protection program

								Financial
								Settlement
								Inflows
	Notional					Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,		Average	December 31,	December 31,	December 31,	December 31,
Flow	2020		2019	Index	rate	2020	2019	2020	2020	2021	2022	2023+
Libor vs. US$ fixed rate swap						(7)	—	—	1	(1)	(1)	(4)
Receivable	US$	950	—	Libor	0.13%
Payable	US$	950	—	Fix	0.48%

Protection programs for base metals raw materials and products - Nickel revenue hedging program
Ifrs Statement [Line Items]
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2020	2019	Sold	(US$/ton)	2020	2019	2020	2020	2021

Nickel Revenue Hedging Program (i)
Call options	58,620	75,984	S	17,664	(46)	(12)	—	10	(46)
Put options	58,620	75,984	B	15,000	28	162	292	6	28
Total					(18)	150	292	16	(18)

Protection programs for base metals raw materials and products - Palladium revenue hedging program
Ifrs Statement [Line Items]
Schedule of protection program

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (t oz)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2020	2019	Sold	(US$/t oz)	2020	2019	2020	2020	2021

Palladium Revenue Hedging Program
Palladium Forwards	—	—	S	—	—	—	3	—	—

Call Options	7,200	—	S	2,347	(1)	—	—	—	(1)
Put Options	7,200	—	B	2,050	—	—	—	—	—
Total					(1)	—	—	—	(1)

Embedded derivatives in contracts
Ifrs Statement [Line Items]
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional				Fair value		(Outflows)	Value at Risk	Fair value
	December 31,	December 31,	Bought/	Average	December 31,	December 31,	December 31,	December 31,
Flow	2020	2019	Sold	strike	2020	2019	2020	2020	2021+

Warrants da Wheaton Precious Metals Corp. (quantity of warranties)
Call options	—	10,000,000	B	—	—	26	25	—	—

Stock options associated with convertible debentures (quantity)
Conversion options	—	140,239	S	8,346	—	(51)	235	—	—

Option related to a Special Purpose Entity “SPE” (quantity)
Call option	137,751,623	137,751,623	B	2.92	18	24	—	2	18

Embedded derivatives in contracts for the sale of part of its shareholding (quantity)
Put option	1,105,070,863	1,105,070,863	S	4.23	(19)	(69)	—	4	(19)

Embedded Derivative in natural gas purchase agreement (volume/month)
Call options	746,667	746,667	S	233	—	(1)	—	—	—
Embedded in raw material purchase contract (ton)
Nickel forwards	1,979	1,497	S	15,831	2	2	—	1	2
Copper forwards	976	1,009	S	7,121	—	—	—	—	—